Novo Nordisk A/S (B Shares) ADRhedged™
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks
— 93.9%
Health Care — 93.9%
Novo Nordisk A/S (B Shares), ADR
(Cost $5,460,493) ........................................................................................................ 100,059 $ 3,677,168
Short-Term Investment
— 3.6%
Money Market Funds — 3.6%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.53%
(a)
(Cost $140,779) .......................................................................................................... 140,779 140,779
Total Investments — 97.5%
(Cost $5,601,272) 3,817,947
Assets in excess of Other Liabilities,
Net — 2.5% 97,909
Net Assets — 100% $ 3,915,856
_______________
(a) Reflects the 7-day yield at March 31, 2026.
ADR: American Depositary Receipt
At March 31, 2026, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/26 DKK 22,267,102 USD 3,416,340 $ — $ (17,080)
CIBC 04/01/26 USD 3,433,369 DKK 22,267,102 51 —
CIBC 04/02/26 DKK 21,690,298 USD 3,345,245 764 —
CIBC 04/02/26 DKK 1,204,953 USD 185,837 42 —
Total Unrealized Appreciation/(Depreciation) $ 857
$ (17,080)
* The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
DKK Danish Krone